Right-of-use assets	6 Months Ended
Jun. 30, 2024
Right-of-use assets.
Right-of-use assets

12.Right-of-use assets

			Total net
(Euro thousands)	Real estate	Other	carrying amount
At December 31, 2023	128,196	657	128,853
Additions	22,048	145	22,193
Disposals	—	(10)	(10)
Depreciation	(16,529)	(200)	(16,729)
Contract modifications	3,486	—	3,486
Net foreign exchange differences	1,331	2	1,333
At June 30, 2024	138,532	594	139,126